Restructuring - Restructuring Expenses By Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring
Cost of cloud	€ (95)	€ 7	€ 20
Cost of software licenses and support	(85)	(8)	(9)
Cost of services	(566)	(31)	(70)
Research and development	(1,197)	(42)	(16)
Sales and marketing	(1,043)	(121)	(58)
General and administration	(158)	(19)	(4)
Restructuring expenses	€ (3,144)	€ (215)	€ (138)